Cover	Jan. 24, 2025
Cover [Abstract]
Document Type	DEFA14A
Entity Registrant Name	LOGILITY SUPPLY CHAIN SOLUTIONS, INC.
Entity Central Index Key	0000713425
Amendment Flag	false
Document Information [Line Items]
Document Type	DEFA14A